UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)
Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2021

Item 1.  Reports to Stockholders.

(a) Copy of the report transmitted to shareholders:

Master Trust

Annual Report  |  April 30, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period 11/01/20 to 04/30/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	49 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	20.3%
Japan	11.9
Canada	11.2
France	9.3
New Zealand	6.4
Total	59.1%

Portfolio composition[2]	Percentage of net assets
Commercial paper	64.5%
Repurchase agreements	17.4
Certificates of deposit	9.7
Time deposits	8.4
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	51 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	23.9%
Japan	10.6
France	8.8
Sweden	7.3
Canada	6.9
Total	57.5%

Portfolio composition[2]
Commercial paper	64.8%
Repurchase agreements	22.6
Time deposits	9.0
Certificates of deposit	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
U.S. Treasury obligations	43.9%
U.S. government agency obligations	34.1
Repurchase agreements	22.9
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
U.S. Treasury obligations	73.2%
Repurchase agreements	27.6
Liabilities in excess of other assets	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	22.5%
Japan	12.6
Canada	12.6
France	9.4
New Zealand	6.0
Total	63.1%

Portfolio composition[2]
Commercial paper	69.7%
Repurchase agreements	14.6
Certificates of deposit	9.3
Time deposits	6.7
Liabilities in excess of other assets	(0.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	10 days

Portfolio composition[2]
Municipal bonds	90.1%
Tax-exempt commercial paper	9.8
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.7%
Banking-non-U.S.—7.8%
MUFG Bank Ltd. 0.190%, due 10/05/21	$45,000,000	$45,002,956
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	44,000,000	44,011,620
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	32,000,000	32,017,745
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	63,000,000	63,003,865
0.250%, due 06/01/21	63,000,000	63,009,402
Sumitomo Mitsui Banking Corp. 0.170%, due 08/24/21	50,000,000	50,000,636
0.180%, due 07/26/21	54,000,000	54,005,471
0.270%, due 05/18/21	63,000,000	63,006,013
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	66,000,000	66,003,891
0.270%, due 05/12/21	40,000,000	40,002,679
0.270%, due 05/18/21	50,000,000	50,004,773
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	35,000,000	35,005,684
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	85,000,000	85,028,038

		690,102,773

Banking-U.S.—1.9%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	50,000,000	49,999,998
0.250%, due 08/16/21	64,000,000	64,019,158
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	52,000,000	52,009,299

		166,028,455
Total certificates of deposit (cost—$856,000,000)		856,131,228

Commercial paper[2]—64.5%
Asset backed-miscellaneous—15.7%
Barton Capital SA 0.080%, due 05/03/21	5,000,000	4,999,969
Chariot Funding LLC 0.220%, due 07/09/21	59,000,000	58,982,447
Fairway Finance Co. LLC 0.170%, due 09/03/21	60,000,000	59,965,140
0.180%, due 10/08/21	22,000,000	21,983,274
0.180%, due 11/05/21	44,000,000	43,960,037
0.220%, due 05/13/21	33,000,000	32,998,868
0.250%, due 06/03/21	60,000,000	59,991,784
Liberty Street Funding LLC 0.010%, due 05/03/21	90,000,000	89,999,595
0.150%, due 08/05/21	35,000,000	34,984,817
0.155%, due 08/03/21	25,000,000	24,989,379

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
LMA Americas LLC 0.170%, due 08/05/21	$30,000,000	$29,986,986
0.180%, due 10/07/21	42,000,000	41,968,266
0.190%, due 10/08/21	19,000,000	18,985,555
0.200%, due 05/11/21	6,000,000	5,999,835
0.250%, due 05/17/21	63,000,000	62,996,817
0.260%, due 05/20/21	50,000,000	49,996,750
0.270%, due 06/02/21	21,100,000	21,097,602
Nieuw Amsterdam Receivables Corp. 0.040%, due 05/04/21	80,372,000	80,371,500
Old Line Funding LLC 0.180%, due 09/01/21	39,000,000	38,979,044
0.190%, due 09/10/21	30,000,000	29,982,599
0.230%, due 10/26/21	50,000,000	49,960,222
0.240%, due 10/15/21	82,000,000	81,938,773
0.270%, due 08/16/21	50,000,000	49,977,050
0.290%, due 07/09/21	45,000,000	44,987,487
Starbird Funding Corp. 0.070%, due 05/03/21	29,400,000	29,399,819
0.150%, due 07/09/21	20,000,000	19,994,050
Thunder Bay Funding LLC 0.180%, due 08/16/21	30,000,000	29,986,050
0.190%, due 10/04/21	50,000,000	49,962,930
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	43,000,000	43,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	44,000,000	44,000,000
Victory Receivables Corp. 0.050%, due 05/03/21	71,006,000	71,005,680
0.200%, due 05/03/21	59,000,000	58,999,734

		1,386,432,059

Banking-non-U.S.—46.1%
ANZ New Zealand International Ltd. 0.190%, due 11/29/21	31,000,000	30,973,588
0.200%, due 12/21/21	31,000,000	30,968,836
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	22,000,000	22,000,000
0.260%, due 08/18/21	40,000,000	39,984,478
ASB Finance Ltd. 0.220%, due 11/24/21	67,000,000	66,938,449
0.230%, due 05/17/21	33,000,000	32,999,205
0.240%, due 05/12/21	64,000,000	63,999,019
0.250%, due 06/11/21	63,000,000	62,994,708
0.250%, due 07/07/21	60,000,000	59,989,460
Bank of Nova Scotia 0.230%, due 04/07/22	24,750,000	24,702,270
BNZ International Funding Ltd. 0.220%, due 08/06/21	46,000,000	45,986,852
BPCE SA 0.180%, due 09/01/21	50,000,000	49,975,200
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,968,345

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.200%, due 07/07/21	$46,000,000	$45,990,616
0.230%, due 04/04/22	37,000,000	36,922,652
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	79,000,000	79,010,090
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	79,000,000	79,013,819
Credit Industriel et Commercial 0.240%, due 05/24/21	62,000,000	61,997,230
DBS Bank Ltd. 0.140%, due 05/03/21	25,000,000	24,999,875
0.170%, due 08/23/21	51,000,000	50,974,422
0.180%, due 10/01/21	40,000,000	39,971,253
0.250%, due 05/19/21	85,000,000	84,996,456
Dexia Credit Local SA 0.210%, due 05/06/21	48,000,000	47,999,520
0.250%, due 06/08/21	60,000,000	59,994,215
Erste Abwicklungsanstalt 0.150%, due 06/04/21	50,000,000	49,995,868
Erste Finance LLC 0.070%, due 05/04/21	180,000,000	179,996,999
0.070%, due 05/06/21	115,000,000	114,997,125
Federation des Caisses Desjardins du Quebec 0.050%, due 05/03/21	220,000,000	219,998,900
0.050%, due 05/04/21	121,000,000	120,999,193
Mitsubishi UFJ Trust & Banking Corp. 0.170%, due 07/01/21	50,000,000	49,989,580
0.180%, due 09/01/21	30,000,000	29,982,123
0.185%, due 09/01/21	50,000,000	49,970,206
0.190%, due 08/02/21	50,000,000	49,981,200
0.210%, due 07/12/21	40,000,000	39,989,537
Mizuho Bank Ltd. 0.165%, due 08/10/21	40,000,000	39,979,147
0.175%, due 07/06/21	40,000,000	39,988,908
0.190%, due 05/25/21	64,000,000	63,994,978
0.190%, due 06/01/21	101,000,000	100,990,752
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	70,000,000	70,000,777
National Bank of Canada 0.170%, due 08/16/21	43,750,000	43,732,675
0.170%, due 09/01/21	50,000,000	49,975,372
0.220%, due 07/06/21	78,000,000	77,983,742
Natixis SA 0.260%, due 05/17/21	62,000,000	61,997,540
NRW Bank 0.035%, due 05/05/21	100,000,000	99,999,306
0.040%, due 05/04/21	235,000,000	234,998,693
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 10/01/21	51,000,000	50,960,512
0.270%, due 08/17/21	63,000,000	62,971,578
Skandinaviska Enskilda Banken AB 0.180%, due 10/05/21	45,000,000	44,967,807
0.180%, due 11/18/21	45,000,000	44,956,570
0.190%, due 08/19/21	43,000,000	42,981,836

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.020%, due 05/06/21	$117,000,000	$116,998,830
0.050%, due 05/03/21	15,000,000	14,999,925
Sumitomo Mitsui Banking Corp. 0.160%, due 08/13/21	20,050,000	20,041,520
Sumitomo Mitsui Trust Bank Ltd. 0.190%, due 05/25/21	80,000,000	79,995,500
0.190%, due 08/23/21	30,000,000	29,985,146
Svenska Handelsbanken 0.160%, due 08/23/21	50,000,000	49,979,555
0.210%, due 12/16/21	35,000,000	34,960,421
0.230%, due 06/01/21	36,750,000	36,747,354
0.250%, due 08/12/21	64,000,000	63,976,889
Toronto-Dominion Bank 0.060%, due 05/04/21	90,000,000	89,999,200
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,996,314
0.280%, due 09/27/21	65,000,000	64,952,604
Westpac Banking Corp. 0.180%, due 12/01/21	45,000,000	44,946,788
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	45,000,000	44,999,999
Westpac Securities NZ Ltd. 0.200%, due 07/08/21	46,000,000	45,988,009
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	58,000,000	58,000,097

		4,061,299,633

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.186%, due 07/26/21[1,3]	40,000,000	40,000,000
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.190%, due 10/19/21	35,000,000	34,969,064
0.250%, due 07/09/21	25,000,000	24,992,562
0.270%, due 06/08/21	6,000,000	5,999,142
Collateralized Commercial Paper V Co. LLC 0.200%, due 10/04/21	13,000,000	12,990,078
0.220%, due 10/29/21	79,000,000	78,924,116

		239,874,962
Total commercial paper (cost—$5,687,160,781)		5,687,606,654

Time deposits—8.4%
Banking-non-U.S.—8.4%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	360,000,000	360,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	118,000,000	118,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	85,000,000	85,000,000
Natixis SA 0.020%, due 05/03/21	180,000,000	180,000,000
Total time deposits (cost—$743,000,000)		743,000,000

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—17.4%
Repurchase agreement dated 04/30/21 with Barclays Bank PLC, 0.010% due 05/03/21, collateralized by $97,065,829 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 06/01/47 to 03/01/51 and $371,669,956 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/35 to 03/01/40; (value—$204,000,000); proceeds: $200,000,167	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.140% due 05/03/21, collateralized by $56,269,186 various asset-backed convertible bonds, 2.436% to 6.580% due 03/15/22 to 04/22/52; (value—$53,496,135); proceeds: $50,000,583	50,000,000	50,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $189,908,361 various asset-backed convertible bonds, 0.586% to 6.750% due 07/01/21 to 03/25/36; (value—$32,191,636); proceeds: $30,000,450[5]	30,000,000	30,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $76,812,096 Federal Home Loan Mortgage Corp. obligations, 2.834% to 4.000% due 12/01/37 to 10/15/47 and $369,902,082 Federal National Mortgage Association obligations, 2.112% to 4.000% due 12/01/33 to 02/01/51; (value—$306,000,000); proceeds: $300,000,250	300,000,000	300,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $172,429,417 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 05/01/35 to 04/01/51 and $160,064,348 Federal National Mortgage Association obligations, 2.000% to 6.000% due 09/01/25 to 11/01/56; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $65,080,000 asset-backed convertible bond, 2.000% due 08/15/22; (value—$77,000,487); proceeds: $70,003,403	70,000,000	70,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.280% due 05/07/21, collateralized by $78,598,066 various asset-backed convertible bonds, 4.000% to 10.000% due 10/15/21 to 10/01/40; (value—$81,000,001); proceeds: $75,214,083[4]	75,000,000	75,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $67,298,000 various asset-backed convertible bonds, zero coupon to 4.000% due 06/15/24 to 12/15/25; (value—$82,500,545); proceeds: $75,022,958[4]	$75,000,000	$75,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $425,089,324 Government National Mortgage Association obligation, 3.000% due 08/20/49; (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/20/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.25%, 0.300% due 06/04/21, collateralized by $39,020,456 various asset-backed convertible bonds, 0.486% to 6.500% due 05/15/28 to 09/20/45; (value—$26,750,000); proceeds: $25,002,083[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $52,226,000 various asset-backed convertible bonds, zero coupon to 2.000% due 08/15/23 to 06/15/27; (value—$80,250,338); proceeds: $75,042,292[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $165,392,000 shares of various asset-backed convertible bonds, zero coupon to 6.750% due 03/15/23 to 09/30/46; (value—$251,450,117); proceeds: $235,132,514[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,535,000,000)		1,535,000,000
Total investments (cost—$8,821,160,781 which approximates cost for federal income tax purposes)—100.0%		8,821,737,882

Other assets in excess of liabilities—0.00%†		1,371,247
Net assets—100.0%		$8,823,109,129

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$856,131,228	$—	$856,131,228
Commercial paper	—	5,687,606,654	—	5,687,606,654
Time deposits	—	743,000,000	—	743,000,000
Repurchase agreements	—	1,535,000,000	—	1,535,000,000
Total	$—	$8,821,737,882	$—	$8,821,737,882

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—3.5%
Banking-non-U.S.—2.7%
MUFG Bank Ltd. 0.190%, due 10/05/21	$2,500,000	$2,500,164
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	2,000,000	2,001,109
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	2,000,000	2,000,123
0.250%, due 06/01/21	2,000,000	2,000,298
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	2,000,000	2,000,203
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	2,000,000	2,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.202%, due 05/17/21[1]	2,000,000	1,999,893
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	1,500,000	1,500,243

		16,002,033

Banking-U.S.—0.8%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	3,000,000	3,000,000
0.250%, due 08/16/21	2,000,000	2,000,599

		5,000,599
Total certificates of deposit (cost—$21,000,000)		21,002,632

Commercial paper[2]—64.8%
Asset backed-miscellaneous—20.9%
Atlantic Asset Securitization LLC 0.040%, due 05/03/21	1,500,000	1,499,991
0.158%, due 07/22/21	6,000,000	5,997,814
0.161%, due 08/05/21	2,500,000	2,498,915
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21[1,3]	2,000,000	2,000,175
Barton Capital SA 0.081%, due 05/03/21	1,000,000	999,994
Chariot Funding LLC 0.106%, due 05/10/21	4,000,000	3,999,882
0.153%, due 07/09/21	2,000,000	1,999,405
Fairway Finance Co. LLC 0.095%, due 05/13/21	1,000,000	999,966
0.145%, due 06/03/21	1,500,000	1,499,795
0.170%, due 10/08/21	1,000,000	999,240
0.173%, due 11/05/21	3,000,000	2,997,275
0.183%, due 11/15/21	2,750,000	2,747,325
Gotham Funding Corp. 0.050%, due 05/07/21	4,000,000	3,999,961
Liberty Street Funding LLC 0.161%, due 08/04/21	5,000,000	4,997,853
LMA Americas LLC 0.074%, due 05/03/21	1,000,000	999,994
0.090%, due 05/11/21	1,750,000	1,749,952
0.107%, due 05/17/21	1,500,000	1,499,924
0.132%, due 06/08/21	2,000,000	1,999,714

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.155%, due 07/15/21	$5,000,000	$4,998,364
0.162%, due 08/09/21	2,000,000	1,999,091
0.167%, due 09/08/21	2,000,000	1,998,785
Manhattan Asset Funding Co. LLC 0.153%, due 07/08/21	5,500,000	5,498,387
Nieuw Amsterdam Receivables Corp. 0.100%, due 05/28/21	7,000,000	6,999,456
0.127%, due 07/27/21	3,000,000	2,998,907
0.137%, due 06/25/21	7,000,000	6,998,508
Old Line Funding LLC 0.142%, due 07/06/21	2,500,000	2,499,339
0.143%, due 07/09/21	2,000,000	1,999,444
0.156%, due 09/01/21	2,000,000	1,998,925
0.160%, due 10/15/21	2,000,000	1,998,507
0.162%, due 11/01/21	2,500,000	2,497,919
Thunder Bay Funding LLC 0.113%, due 06/09/21	5,000,000	4,999,372
0.135%, due 07/14/21	2,000,000	1,999,437
0.137%, due 07/19/21	1,000,000	999,696
0.155%, due 08/16/21	2,000,000	1,999,070
0.170%, due 10/04/21	2,000,000	1,998,517
0.172%, due 11/01/21	2,000,000	1,998,232
Versailles Commercial Paper LLC 0.063%, due 05/05/21	3,000,000	2,999,974
0.125%, due 06/03/21	2,250,000	2,249,734
0.152%, due 07/06/21	5,000,000	4,998,586
0.161%, due 08/02/21	5,000,000	4,997,898
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	2,000,000	2,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	2,000,000	1,999,991
0.140%, due 07/21/21	5,500,000	5,498,246
0.140%, due 07/27/21	3,000,000	2,998,973

		127,710,533

Banking-non-U.S.—41.7%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	1,000,000	999,612
0.144%, due 11/29/21	2,000,000	1,998,296
0.154%, due 12/21/21	2,000,000	1,997,989
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	1,000,000	1,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	2,000,000	1,999,969
0.093%, due 07/07/21	3,100,000	3,099,455
0.122%, due 09/01/21	2,000,000	1,999,160
0.148%, due 10/22/21	2,000,000	1,998,561
Banque et Caisse d Epargne de l Etat 0.108%, due 08/16/21	6,000,000	5,998,056
0.137%, due 10/01/21	2,000,000	1,998,828
BNZ International Funding Ltd. 0.105%, due 08/06/21	2,000,000	1,999,428
BPCE SA 0.144%, due 09/01/21	2,500,000	2,498,760
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	2,000,000	1,999,592
0.145%, due 09/13/21	2,000,000	1,998,904
0.222%, due 04/04/22	2,500,000	2,494,774

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	$1,000,000	$1,000,175
DBS Bank Ltd. 0.079%, due 05/19/21	1,000,000	999,958
0.157%, due 08/23/21	2,000,000	1,998,997
0.168%, due 10/01/21	2,500,000	2,498,203
Dexia Credit Local SA 0.060%, due 05/06/21	1,000,000	999,990
0.089%, due 06/08/21	2,000,000	1,999,807
Erste Abwicklungsanstalt 0.085%, due 06/04/21	5,000,000	4,999,587
Erste Finance LLC 0.150%, due 05/06/21	14,000,000	13,999,650
Federation des Caisses Desjardins du Quebec
0.060%, due 05/03/21	7,500,000	7,499,963
0.060%, due 05/04/21	7,000,000	6,999,953
0.090%, due 06/09/21	7,500,000	7,499,250
Kreditanstalt fuer Wiederaufbau 0.180%, due 01/26/22	2,000,000	1,997,290
Mitsubishi UFJ Trust & Banking Corp. 0.100%, due 05/25/21	2,250,000	2,249,844
0.121%, due 07/01/21	3,000,000	2,999,375
0.129%, due 07/12/21	1,500,000	1,499,608
0.147%, due 08/05/21	2,000,000	1,999,208
0.173%, due 09/01/21	2,500,000	2,498,510
Mizuho Bank Ltd. 0.103%, due 06/01/21	2,000,000	1,999,817
0.124%, due 05/21/21	2,750,000	2,749,801
National Australia Bank Ltd. 0.091%, due 06/02/21	5,000,000	4,999,583
National Bank of Canada 0.111%, due 07/02/21	2,500,000	2,499,514
0.112%, due 07/06/21	3,000,000	2,999,375
0.123%, due 08/02/21	2,000,000	1,999,358
0.128%, due 08/10/21	2,500,000	2,499,093
Nationwide Building Society 0.089%, due 05/10/21	11,500,000	11,499,716
0.124%, due 05/25/21	5,000,000	4,999,569
Natixis SA 0.084%, due 05/17/21	2,000,000	1,999,921
Nordea Bank Abp 0.106%, due 07/15/21	2,000,000	1,999,552
0.126%, due 08/17/21	2,250,000	2,249,142
0.129%, due 08/26/21	11,000,000	10,995,349
NRW Bank 0.059%, due 05/14/21	5,000,000	4,999,885
Oversea-Chinese Banking Corp. Ltd. 0.095%, due 06/14/21	6,000,000	5,999,288
0.173%, due 09/16/21	2,000,000	1,998,664
0.181%, due 10/01/21	2,000,000	1,998,451
0.194%, due 12/08/21	2,000,000	1,997,607
Royal Bank of Canada 0.083%, due 06/22/21	1,240,000	1,239,849
Skandinaviska Enskilda Banken AB 0.080%, due 05/19/21	4,500,000	4,499,810
0.080%, due 05/21/21	1,000,000	999,953
0.115%, due 07/06/21	2,500,000	2,499,465

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.175%, due 12/10/21	$2,500,000	$2,497,278
0.178%, due 01/05/22	2,000,000	1,997,528
Societe Generale SA 0.060%, due 05/06/21	10,000,000	9,999,900
Sumitomo Mitsui Banking Corp. 0.092%, due 06/02/21	6,000,000	5,999,494
0.141%, due 08/09/21	5,500,000	5,497,824
Sumitomo Mitsui Trust Bank Ltd. 0.067%, due 05/17/21	2,000,000	1,999,937
0.067%, due 05/17/21	4,000,000	3,999,873
0.074%, due 05/21/21	4,000,000	3,999,827
0.085%, due 05/27/21	3,000,000	2,999,809
0.102%, due 06/17/21	2,000,000	1,999,728
0.119%, due 07/12/21	2,000,000	1,999,517
Svenska Handelsbanken 0.075%, due 05/19/21	1,000,000	999,960
0.125%, due 08/12/21	2,000,000	1,999,278
0.127%, due 08/19/21	2,000,000	1,999,217
0.139%, due 10/06/21	2,500,000	2,498,465
0.172%, due 11/19/21	1,800,000	1,798,295
0.177%, due 12/16/21	2,000,000	1,997,738
Toronto-Dominion Bank 0.083%, due 05/10/21	1,750,000	1,749,960
0.153%, due 10/07/21	3,000,000	2,997,960
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	2,000,000	2,000,000
United Overseas Bank Ltd. 0.079%, due 05/28/21	1,000,000	999,939
0.083%, due 06/02/21	3,000,000	2,999,772
0.105%, due 06/24/21	2,000,000	1,999,679
0.175%, due 09/27/21	1,000,000	999,271
Westpac Banking Corp. 0.194%, due 11/15/21	2,000,000	1,997,855
0.195%, due 11/18/21	2,000,000	1,997,812
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	2,000,000	1,999,479
0.194%, due 11/15/21	2,000,000	1,997,855
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	1,000,000	1,000,002

		254,566,766

Banking-U.S.—2.2%
Bedford Row Funding Corp. 0.176%, due 01/03/22	1,500,000	1,498,182
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.050%, 0.237%, due 06/21/21[1,3]	1,000,000	1,000,077
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	1,000,000	999,945
0.132%, due 06/08/21	1,000,000	999,857
0.181%, due 10/13/21	2,000,000	1,998,331
Collateralized Commercial Paper V Co. LLC 0.175%, due 10/04/21	2,500,000	2,498,092

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.169%, due 11/29/21	$2,500,000	$2,497,500

		13,491,984
Total commercial paper (cost—$395,749,303)		395,769,283

Time deposits—9.0%
Banking-non-U.S.—9.0%
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	15,000,000	15,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	20,000,000	20,000,000
Natixis 0.020%, due 05/03/21	20,000,000	20,000,000
Total time deposits (cost—$55,000,000)		55,000,000

Repurchase agreements—22.6%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $783,811 various asset-backed convertible bonds, zero coupon to 8.00% due 09/15/21 to 12/01/50; (value—$1,135,198); proceeds: $1,000,306[4,5]	1,000,000	1,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $138,871,800 U.S. Treasury Note, 0.500% due 03/15/23; (value—$139,740,088); proceeds: $137,000,114	$137,000,000	$137,000,000
Total repurchase agreements (cost—$138,000,000)		138,000,000
Total investments (cost—$609,749,303 which approximates cost for federal income tax purposes)—99.9%		609,771,915

Other assets in excess of liabilities—0.1%		736,175
Net assets—100.0%		$610,508,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$21,002,632	$—	$21,002,632
Commercial paper	—	395,769,283	—	395,769,283
Time deposits	—	55,000,000	—	55,000,000
Repurchase agreements	—	138,000,000	—	138,000,000
Total	$—	$609,771,915	$—	$609,771,915

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,000,429, represented 2.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—34.1%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$27,000,000	$27,000,000
SOFR + 0.050%, 0.060%, due 05/01/21[1]	23,000,000	23,000,000
0.060%, due 02/10/22	45,000,000	44,996,392
SOFR + 0.055%, 0.065%, due 05/01/21[1]	5,500,000	5,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	2,000,000	2,000,000
0.100%, due 10/08/21	67,500,000	67,492,207
SOFR + 0.110%, 0.120%, due 05/01/21[1]	78,000,000	78,000,000
0.120%, due 05/20/21[2]	125,000,000	124,992,917
0.130%, due 05/06/21[2]	25,000,000	24,999,729
0.150%, due 05/26/21	55,000,000	54,999,758
SOFR + 0.160%, 0.170%, due 05/01/21[1]	35,000,000	35,000,000
Federal Home Loan Bank 0.009%, due 05/12/21[2]	150,000,000	149,999,662
0.010%, due 05/28/21[2]	77,000,000	76,999,465
0.018%, due 07/09/21[2]	172,000,000	171,994,238
0.018%, due 07/16/21[2]	79,000,000	78,997,077
SOFR + 0.010%, 0.020%, due 05/03/21[1]	231,000,000	231,000,000
0.020%, due 07/28/21[2]	60,000,000	59,997,133
SOFR + 0.015%, 0.025%, due 05/03/21[1]	186,000,000	186,000,000
0.025%, due 08/19/21	78,000,000	77,999,317
0.025%, due 08/25/21[2]	28,600,000	28,597,736
0.034%, due 05/21/21[2]	89,000,000	88,998,487
0.039%, due 05/12/21[2]	45,000,000	44,999,561
0.040%, due 05/17/21[2]	90,000,000	89,998,600
0.050%, due 06/28/21	66,000,000	66,000,257
0.059%, due 05/05/21[2]	45,000,000	44,999,853
SOFR + 0.050%, 0.060%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.055%, 0.065%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	25,000,000	25,000,000
0.090%, due 06/18/21[2]	13,000,000	12,998,505
SOFR + 0.090%, 0.100%, due 05/03/21[1]	46,000,000	46,000,000
0.104%, due 05/14/21[2]	53,500,000	53,498,300
SOFR + 0.150%, 0.160%, due 05/03/21[1]	116,000,000	116,000,000
0.185%, due 06/24/21[2]	52,000,000	51,986,104
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	67,000,000	67,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	181,000,000	181,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	115,000,000	115,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	$90,000,000	$90,000,482
SOFR + 0.180%, 0.190%, due 05/01/21[1]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	51,958,639
Total U.S. government agency obligations (cost—$3,010,004,419)		3,010,004,419

U.S. Treasury obligations—43.9%
U.S. Cash Management Bill 0.021%, due 08/31/21[2]	77,000,000	76,994,655
0.022%, due 08/10/21[2]	75,000,000	74,995,566
0.025%, due 08/17/21[2]	57,000,000	56,995,804
0.030%, due 08/03/21[2]	65,000,000	64,995,017
0.034%, due 06/29/21[2]	85,000,000	84,994,055
0.053%, due 07/13/21[2]	155,000,000	154,984,025
0.056%, due 07/20/21[2]	74,000,000	73,991,182
0.069%, due 06/22/21[2]	150,000,000	149,986,806
0.081%, due 07/06/21[2]	97,000,000	96,986,204
U.S. Treasury Bills 0.025%, due 07/22/21[2]	64,000,000	63,996,445
0.033%, due 06/10/21[2]	157,000,000	156,995,317
0.036%, due 10/28/21[2]	89,000,000	88,984,598
0.041%, due 10/14/21[2]	62,000,000	61,988,702
0.041%, due 10/21/21[2]	97,000,000	96,981,570
0.044%, due 06/01/21[2]	86,000,000	85,997,021
0.050%, due 05/27/21[2]	216,000,000	215,993,997
0.061%, due 06/03/21[2]	80,000,000	79,995,867
0.062%, due 05/11/21[2]	136,000,000	135,998,224
0.066%, due 06/08/21[2]	125,000,000	124,991,750
0.069%, due 07/29/21[2]	207,000,000	206,965,110
0.072%, due 06/17/21[2]	170,000,000	169,985,482
0.079%, due 05/18/21[2]	150,000,000	149,996,308
0.081%, due 05/20/21[2]	174,000,000	173,994,078
0.087%, due 05/13/21[2]	244,000,000	243,994,665
0.089%, due 06/15/21[2]	73,000,000	72,992,327
0.089%, due 07/08/21[2]	76,000,000	75,987,739
0.090%, due 05/04/21[2]	70,000,000	69,999,830
0.091%, due 05/25/21[2]	87,000,000	86,995,215
0.092%, due 05/06/21[2]	244,000,000	243,998,233
0.097%, due 07/15/21[2]	62,000,000	61,997,485
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21[1]	70,000,000	70,007,723
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[1]	143,000,000	142,984,892
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	97,000,000	97,029,059
1.875%, due 01/31/22	38,000,000	38,516,903
1.875%, due 02/28/22	19,000,000	19,286,221
Total U.S. Treasury obligations (cost—$3,871,578,075)		3,871,578,075

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—22.9%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.270% due 07/29/21, collateralized by $429,390,899 Federal National Mortgage Association obligations, 3.000% to 4.500% due 02/25/35 to 11/25/50 and $91,399,130 Government National Mortgage Association obligations, 4.634% to 5.984% due 05/20/37 to 12/20/48; (value—$103,000,000); proceeds: $100,021,750[3]	$100,000,000	$100,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $45,381,312 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 05/01/51 and $302,703,628 Federal National Mortgage Association obligations, 2.000% to 5.000% due 03/01/28 to 05/01/51; (value—$306,000,000); proceeds: $300,001,667[3]	300,000,000	300,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $214,040,981 Federal National Mortgage Association obligations, 2.000% to 3.000% due 06/01/50 to 04/01/51 (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/30/21 with Toronto-Dominion Bank, 0.010% due 05/03/21, collateralized by $2,503,419 Federal Home Loan Mortgage Corp. obligation, 2.000% due 02/25/51, $260,977,854 Federal National Mortgage Association obligations, 1.500% to 9.000% due 10/01/21 to 02/25/51 and $26,110,898 Government National Mortgage Association obligations, 2.500% to 3.000% due 05/20/45 to 03/20/51; (value—$102,000,000); proceeds: $100,000,083	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with MUFG Securities Americas Inc., OBFR – 0.01%, 0.040% due 06/04/21, collateralized by $177,593,402 Federal Home Loan Mortgage Corp. obligations, 1.250% to 4.500% due 08/25/31 to 03/25/51 and $98,768,506 Federal National Mortgage Association obligations, 3.000% to 4.000% due 07/01/32 to 12/01/50 and $24,417,388 Government National Mortgage Association obligations, 1.000% to 4.000% due 05/20/39 to 02/20/51; (value—$204,000,000); proceeds: $200,001,667[3]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $915,871,900 U.S. Treasury Notes, 0.125% to 2.000% due 06/15/22 to 07/31/22; (value—$937,380,082); proceeds: $919,000,383	919,000,000	919,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $201,499,136 Federal National Mortgage Association obligation, 2.000% due 05/01/51; (value—$204,000,166); proceeds: $200,000,167	200,000,000	200,000,000
Total repurchase agreements (cost—$2,019,000,000)		2,019,000,000
Total investments (cost—$8,900,582,494 which approximates cost for federal income tax purposes)—100.9%		8,900,582,494

Liabilities in excess of other assets—(0.9)%		(77,889,638)
Net assets—100.0%		$8,822,692,856

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$3,010,004,419	$—	$3,010,004,419
U.S. Treasury obligations	—	3,871,578,075	—	3,871,578,075
Repurchase agreements	—	2,019,000,000	—	2,019,000,000
Total	$—	$8,900,582,494	$—	$8,900,582,494

Government Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. Treasury obligations—73.2%
U.S. Cash Management Bill 0.030%, due 08/03/21[1]	$250,000,000	$249,980,833
0.023%, due 08/10/21[1]	320,000,000	319,979,760
0.025%, due 08/17/21[1]	226,655,000	226,638,316
0.0292%, due 07/27/21[1]	306,000,000	305,979,192
0.025%, due 08/24/21[1]	266,000,000	265,979,126
0.040%, due 07/20/21[1]	764,000,000	763,941,313
0.021%, due 08/31/21[1]	281,000,000	280,980,494
0.046%, due 07/13/21[1]	931,000,000	930,919,869
0.091%, due 06/29/21[1]	474,325,000	474,274,227
0.067%, due 07/06/21[1]	507,000,000	506,942,560
0.069%, due 06/22/21[1]	404,000,000	403,964,778
U.S. Treasury Bills 0.089%, due 06/15/21[1]	181,000,000	180,980,975
0.012%, due 08/12/21[1]	250,000,000	249,964,229
0.014%, due 06/24/21[1]	307,510,000	307,504,421
0.053%, due 09/16/21[1]	255,000,000	254,949,424
0.020%, due 07/01/21[1]	322,000,000	321,989,445
0.039%, due 09/23/21[1]	300,000,000	299,954,121
0.058%, due 09/09/21[1]	249,000,000	248,949,141
0.041%, due 09/30/21[1]	522,000,000	521,913,001
0.034%, due 10/07/21[1]	262,000,000	261,961,723
0.041%, due 10/14/21[1]	252,000,000	251,954,080
0.041%, due 10/21/21[1]	379,275,000	379,202,938
0.036%, due 10/28/21[1]	354,105,000	354,043,722
0.034%, due 06/10/21[1]	747,070,000	747,046,909
0.050%, due 05/27/21[1]	656,000,000	655,983,523
0.052%, due 06/03/21[1]	507,000,000	506,978,782
0.056%, due 06/08/21[1]	504,000,000	503,977,559
0.062%, due 05/11/21[1]	376,000,000	375,995,103
0.063%, due 05/18/21[1]	1,060,485,000	1,060,473,347
0.064%, due 06/01/21[1]	754,100,000	754,069,693
0.066%, due 07/08/21[1]	485,000,000	484,960,253
0.071%, due 07/29/21[1]	601,895,000	601,800,442
0.071%, due 07/22/21[1]	488,000,000	487,936,774
0.072%, due 05/25/21[1]	521,000,000	520,984,803
0.072%, due 06/17/21[1]	429,000,000	428,963,956
0.077%, due 05/20/21[1]	1,001,000,000	1,000,973,131
0.083%, due 05/04/21[1]	730,000,000	729,998,887
0.084%, due 05/06/21[1]	841,000,000	840,995,413
0.087%, due 05/13/21[1]	625,000,000	624,986,737
0.097%, due 07/15/21[1]	736,000,000	735,882,708
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.034%, 0.054%, due 05/04/21 [2]	250,000,000	250,005,047
3 mo.Treasury money market yield + 0.049%, 0.069%, due 05/01/21 [2]	852,950,000	853,078,669
3 mo.Treasury money market yield + 0.055%, 0.075%, due 05/01/21 [2]	250,000,000	249,996,846
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21 [2]	1,030,000,000	1,030,220,082

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.154%, 0.174%, due 05/01/21[2]	$250,000,000	$249,936,391
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[2]	605,000,000	605,068,510
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[2]	486,784,000	486,894,274
1.750%, due 07/31/21	245,000,000	245,999,066
1.875%, due 01/31/22	142,000,000	143,931,585
1.875%, due 02/28/22	71,000,000	72,069,561
2.000%, due 11/15/21	200,000,000	202,036,035
2.625%, due 07/15/21	100,000,000	100,501,184
Total U.S. Treasury obligations (cost—$23,914,692,958)		23,914,692,958

Repurchase agreements—27.6%
Repurchase agreement dated 04/30/21 with Barclays Capital, Inc., 0.010% due 05/03/21, collateralized by $466,757,300 U.S. Treasury Bonds, 3.000% to 4.250% due 11/15/40 to 11/15/45, $866,317,800 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/26 and $2,438,404,400 U.S. Treasury Notes, 0.125% to 2.875% due 06/15/21 to 05/15/29; (value—$4,080,000,093); proceeds: $4,000,003,333	4,000,000,000	4,000,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $73,497,700 U.S. Treasury Inflation Index Bond, 1.000% due 02/15/48, $141,800, U.S. Treasury Inflation Index Note, 0.125% due 01/15/23 and $2,171,500 U.S. Treasury Notes, 0.069% to 2.000% due 09/30/21 to 01/31/23; (value—$102,000,088); proceeds: $100,000,042	100,000,000	100,000,000
Repurchase agreement dated 04/30/21 with Federal Reserve Bank of New York, 0.000% due 05/03/21, collateralized by $481,972,300 U.S. Treasury Notes, 1.500% to 2.500% due 08/15/23 to 02/15/30; (value—$500,000,014); proceeds: $500,000,000	500,000,000	500,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $100,000,000 U.S Treasury Bill, Zero Coupon due 03/24/22, $1,012,141,500 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/22 and $926,295,300 U.S. Treasury Notes, 1.125% to 2.500% due 02/15/22 to 06/15/22; (value—$2,198,100,100); proceeds: $2,155,000,898	2,155,000,000	2,155,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/21 with Goldman Sachs & Co., 0.010% due 05/04/21, collateralized by $4,000 U.S. Treasury Bill, zero coupon due 05/20/21 and $205,025,600 U.S. Treasury Notes, 1.250% to 2.000% due 12/31/21 to 04/30/28; (value—$204,000,001); proceeds: $200,000,389	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with JP Morgan Securities LLC, 0.005% due 05/03/21, collateralized by $586,566,400 U.S. Treasury Bill, Zero Coupon due 04/21/22 and $126,485,400 U.S. Treasury Note, 2.000% due 05/31/21; (value—$714,000,117); proceeds: $700,000,292	700,000,000	700,000,000
Repurchase agreement dated 04/29/21 with JP Morgan Securities LLC, 0.005% due 05/06/21, collateralized by $20,974,000 U.S. Treasury Bill, Zero Coupon due 07/27/21, $23,561,830 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 and $402,594,300 U.S. Treasury Notes, 1.750% to 2.625% due 01/15/22 to 12/31/23; (value—$459,000,032); proceeds: $450,000,438	450,000,000	450,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $21,993,900 U.S. Treasury Note, 1.250% due 03/31/28; (value—$21,930,043); proceeds: $21,500,018	21,500,000	21,500,000
Repurchase agreement dated 04/30/21 with Mizuho Securities USA LLC, 0.005% due 05/03/21, collateralized by $100,669,800 U.S. Treasury Notes, 0.625% to 2.250% due 01/31/22 to 11/30/27; (value—$102,000,052); proceeds: $100,000,042	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $9,257,300 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/22, $38,665,000 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/23 to 07/15/30 and $237,336,800 U.S. Treasury Notes, 1.625% to 3.125% due to 05/15/21 to 05/15/28; (value—$306,000,084); proceeds: $300,000,125	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $146,181,200 U.S. Treasury Bonds, 1.875% to 6.375% due 08/15/27 to 02/15/51, $73,727,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.375% due 04/15/32 to 02/15/51, $36,932,400 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 04/15/23 to 07/15/28 and $176,263,900 U.S. Treasury Notes, 0.125% to 3.125% due 05/15/21 to 08/15/30; (value—$510,000,046); proceeds: $500,000,208	500,000,000	500,000,000
Total repurchase agreements (cost—$9,026,500,000)		9,026,500,000
Total investments (cost—$32,941,192,958 which approximates cost for federal income tax purposes)—100.8%		32,941,192,958

Liabilities in excess of other assets—(0.8)%		(266,001,995)
Net assets—100.0%		$32,675,190,963

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$23,914,692,958	$—	$23,914,692,958
Repurchase agreements	—	9,026,500,000	—	9,026,500,000
Total	$—	$32,941,192,958	$—	$32,941,192,958

Treasury Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.3%
Banking-non-U.S.—7.6%
KBC Bank N.V. 0.060%, due 05/04/21	$20,000,000	$20,000,000
Mizuho Bank Ltd. 0.230%, due 05/04/21	50,000,000	50,000,000
MUFG Bank Ltd. 0.190%, due 10/05/21	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	22,000,000	22,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	31,000,000	31,000,000
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	32,000,000	32,000,000
0.250%, due 06/01/21	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	23,000,000	23,000,000
0.180%, due 10/20/21	13,000,000	13,000,000
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	32,000,000	32,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	20,000,000	20,000,000
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	35,000,000	35,000,000

		339,000,000

Banking-U.S.—1.7%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	20,000,000	20,000,000
0.250%, due 08/16/21	32,000,000	32,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	25,000,000	25,000,000

		77,000,000

Total certificates of deposit (cost—$416,000,000)		416,000,000

Commercial paper[2]—69.7%
Asset backed-miscellaneous—17.9%
Albion Capital Corp. 0.160%, due 07/20/21	53,750,000	53,731,367
Atlantic Asset Securitization LLC 0.170%, due 10/06/21	20,000,000	19,984,833
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21 [1,3]	18,000,000	18,000,000
Chariot Funding LLC 0.153%, due 07/09/21	26,000,000	25,989,354
0.163%, due 08/18/21	26,000,000	25,988,022
Fairway Finance Co. LLC 0.095%, due 05/13/21	16,000,000	15,999,022
0.145%, due 06/03/21	30,000,000	29,993,542
0.168%, due 09/13/21	20,000,000	19,988,178

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.170%, due 10/08/21	$10,000,000	$9,992,100
0.173%, due 11/05/21	23,000,000	22,978,610
Liberty Street Funding LLC 0.010%, due 05/03/21	60,000,000	60,000,000
0.161%, due 08/05/21	15,000,000	14,994,125
LMA Americas LLC 0.090%, due 05/11/21	23,000,000	22,999,029
0.090%, due 05/11/21	50,000,000	49,997,778
0.167%, due 09/08/21	10,000,000	9,993,244
0.170%, due 10/07/21	18,000,000	17,985,870
0.170%, due 10/08/21	8,200,000	8,193,162
0.170%, due 10/18/21	15,000,000	14,987,050
Nieuw Amsterdam Receivables Corp. 0.041%, due 05/04/21	30,000,000	29,999,967
Old Line Funding LLC 0.143%, due 07/09/21	20,000,000	19,989,206
0.157%, due 09/10/21	20,000,000	19,986,278
0.158%, due 09/15/21	30,000,000	29,978,625
0.160%, due 10/15/21	16,000,000	15,982,400
0.162%, due 11/01/21	15,500,000	15,484,328
Starbird Funding Corp. 0.153%, due 07/09/21	15,000,000	14,995,812
Thunder Bay Funding LLC 0.137%, due 07/19/21	22,000,000	21,992,471
0.155%, due 08/16/21	35,000,000	34,981,625
0.170%, due 10/04/21	20,000,000	19,983,744
0.172%, due 11/01/21	20,000,000	19,979,778
Versailles Commercial Paper LLC 0.161%, due 08/02/21	45,000,000	44,982,937
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	26,000,000	26,000,000

		796,132,457

Banking-non-U.S.—48.9%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	20,000,000	19,984,544
0.144%, due 11/29/21	17,000,000	16,981,158
0.154%, due 12/21/21	17,000,000	16,978,089
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	10,000,000	10,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	32,000,000	31,998,080
0.051%, due 05/17/21	16,275,000	16,273,544
0.072%, due 06/11/21	32,000,000	31,991,333
0.093%, due 07/07/21	30,000,000	29,986,458
0.122%, due 09/01/21	24,000,000	23,984,270
Bank of Nova Scotia 0.203%, due 04/07/22	11,000,000	10,976,176
BNZ International Funding Ltd. 0.105%, due 08/06/21	21,000,000	20,987,808
BPCE SA 0.176%, due 10/06/21	20,000,000	19,984,400

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Caisse des Depots et Consignations 0.180%, due 01/26/22	$20,000,000	$19,971,711
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	20,000,000	19,992,778
0.222%, due 04/04/22	16,000,000	15,965,653
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	38,000,000	38,000,000
Credit Industriel et Commercial 0.067%, due 05/24/21	2,000,000	1,999,720
DBS Bank Ltd. 0.157%, due 08/23/21	23,000,000	22,987,836
0.168%, due 10/01/21	18,000,000	17,986,410
Dexia Credit Local SA 0.060%, due 05/06/21	27,000,000	26,999,527
0.089%, due 06/08/21	30,000,000	29,992,500
0.150%, due 08/03/21	15,000,000	14,995,017
Erste Finance LLC 0.150%, due 05/04/21	120,000,000	119,999,767
0.150%, due 05/06/21	70,000,000	69,999,592
Federation des Caisses Desjardins du Quebec 0.060%, due 05/03/21	112,500,000	112,500,000
0.060%, due 05/04/21	76,000,000	75,999,894
Mitsubishi UFJ Trust & Banking Corp. 0.121%, due 07/01/21	22,000,000	21,993,871
0.135%, due 07/22/21	40,000,000	39,984,889
0.173%, due 09/01/21	20,000,000	19,987,900
MITSUBISHI UFJ, 0.155%, due 08/13/21	30,000,000	29,986,400
Mizuho Bank Ltd. 0.103%, due 06/01/21	49,000,000	48,992,500
0.113%, due 05/25/21	29,000,000	28,996,633
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	33,000,000	33,000,000
National Bank of Canada 0.112%, due 07/06/21	10,000,000	9,997,511
0.112%, due 07/06/21	34,000,000	33,986,702
0.132%, due 08/16/21	22,000,000	21,989,092
0.143%, due 09/01/21	20,000,000	19,988,572
Natixis SA 0.084%, due 05/17/21	31,000,000	30,996,865
0.181%, due 10/14/21	20,000,000	19,981,778
NRW Bank 0.050%, due 05/04/21	80,000,000	79,999,911
0.050%, due 05/05/21	50,000,000	49,999,903
0.083%, due 06/04/21	43,000,000	42,996,178
Oversea-Chinese Banking Corp. Ltd. 0.149%, due 08/17/21	31,000,000	30,975,355
0.181%, due 10/01/21	22,000,000	21,983,390
0.194%, due 12/08/21	19,100,000	19,076,762
Skandinaviska Enskilda Banken AB 0.137%, due 08/19/21	19,000,000	18,989,170
0.163%, due 10/05/21	19,000,000	18,985,275
0.175%, due 12/10/21	22,500,000	22,472,375

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.060%, due 05/03/21	$15,000,000	$15,000,000
0.060%, due 05/06/21	158,000,000	157,999,737
Sumitomo Mitsui Banking Corp. 0.141%, due 08/09/21	40,000,000	39,982,578
0.143%, due 08/11/21	46,820,000	46,798,541
Sumitomo Mitsui Trust Bank Ltd. 0.081%, due 05/25/21	12,000,000	11,998,607
0.085%, due 05/27/21	24,000,000	23,996,960
0.109%, due 06/28/21	30,000,000	29,991,133
0.155%, due 08/23/21	22,000,000	21,986,996
Svenska Handelsbanken 0.125%, due 08/12/21	32,000,000	31,977,555
0.128%, due 08/23/21	22,000,000	21,989,049
0.139%, due 10/06/21	20,000,000	19,984,400
0.164%, due 11/09/21	20,000,000	19,981,000
Toronto-Dominion Bank 0.080%, due 05/04/21	75,000,000	74,999,875
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	20,000,000	20,000,000
United Overseas Bank Ltd. 0.175%, due 09/27/21	31,000,000	30,964,557
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	20,000,000	20,000,000
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	20,000,000	19,992,667
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	27,000,000	27,000,000

		2,175,520,952

Banking-U.S.—2.9%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	29,000,000	28,996,617
0.132%, due 06/08/21	4,000,000	3,998,920
0.153%, due 07/09/21	15,000,000	14,993,021
0.181%, due 10/13/21	23,000,000	22,979,172
0.185%, due 10/19/21	30,000,000	29,973,242
Cooperatieve Rabobank UA 0.169%, due 11/29/21	12,550,000	12,537,554

		131,478,526
Total commercial paper (cost—$3,103,131,935)		3,103,131,935

Time deposits—6.7%
Banking-non-U.S.—6.7%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	165,000,000	165,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	81,000,000	81,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	50,000,000	50,000,000
Total time deposits (cost—$296,000,000)		296,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—14.6%

Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $8,000 Federal Farm Credit Bank obligations, 2.830% to 2.990% due 07/18/34 to 12/19/36, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $2,342,500 Federal Home Loan Mortgage Corp. obligations, zero Coupon to 2.150% due 12/11/25 to 07/13/40, $20,853,000 Federal National Mortgage Association obligations, zero Coupon to 2.625% due 01/11/22 to 01/15/33, $100 U.S. Treasury Bill, Zero Coupon due 05/20/21, $7,116,500 U.S. Treasury Bonds, 3.875% to 8.125% due 05/15/21 to 08/15/40, $12,380,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 02/15/48, $33,568,807 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/25 to 05/15/49, $36,038,700 U.S. Treasury Notes, 0.054% to 2.750% due 08/15/21 to 11/15/26 and $661,000 various asset, 1.875% to 2.750% due 07/23/21 to 10/07/22; (value—$102,006,548); proceeds: $100,000,042

	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $17,106,644 various asset-backed convertible bonds, 0.646% to 7.926% due 04/16/26 to 06/15/40; (value—$16,200,001); proceeds: $15,000,225	15,000,000	15,000,000
Repurchase agreement dated 04/30/21 with Goldman Sachs & Co., 0.010% due 05/03/21, collateralized by $28,007,535 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/31 to 05/15/41, $81,432,200 U.S. Treasury Inflation Index Note, 0.375% due 07/15/23 and $65,620,000 U.S. Treasury Notes, 0.125% to 1.250% due 11/30/22 to 04/30/28; (value—$181,968,000); proceeds: $178,400,149	178,400,000	178,400,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $75,358,896 Federal Home Loan Mortgage Corp. obligations, 1.500% to 2.000% due 04/01/36 to 05/01/46, $100,447,292 Federal National Mortgage Association obligations, 2.000% to 3.000% due 08/01/47 to 05/01/51 and $24,700,160 Government National Mortgage Association obligations, 3.000% due 08/20/43; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $25,949,000 various asset-backed convertible bonds, zero coupon to 2.000% due to 08/15/23 to 06/15/26; (value—$33,000,395); proceeds: $30,001,458	$30,000,000	$30,000,000
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $33,536,000 various asset-backed convertible bonds, zero coupon to 5.000% due to 03/15/24 to 11/01/26; (value—$38,500,246); proceeds: $35,010,714[4]	35,000,000	35,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 20,681 shares of various equity securities; (value—$26,750,823); proceeds: $25,014,097	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 6,440,000 convertible bond zero coupon due 12/15/25 and $259,872 shares of various equity securities; (value—$69,550,639); proceeds: $65,036,653[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$648,400,000)		648,400,000
Total investments (cost—$4,463,531,935 which approximates cost for federal income tax purposes)—100.3%		4,463,531,935

Liabilities in excess of other assets—(0.3)%		(14,124,514)
Net assets—100.0%		$4,449,407,421

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$416,000,000	$—	$416,000,000
Commercial paper	—	3,103,131,935	—	3,103,131,935
Time deposits	—	296,000,000	—	296,000,000
Repurchase agreements	—	648,400,000	—	648,400,000
Total	$—	$4,463,531,935	$—	$4,463,531,935

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $262,000,000, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—90.1%
Alaska—2.5%
Alaska International Airports, Refunding, Revenue Bonds, Series A, 0.070%, VRD	$7,345,000	$7,345,000
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	800,000	800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		20,580,000

Arizona—0.2%
Arizona Industrial Development Authority, (Phoenix Children’s), Refunding, Revenue Bonds, Series A, 0.020%, VRD	1,200,000	1,200,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		1,600,000

California—2.4%
California Municipal Finance Authority, (Chevron USA—Recovery Zone), Revenue Bonds 0.020%, VRD	350,000	350,000
City of Irvine, (Assessment District No.03-19), Series A, 0.030%, VRD	200,000	200,000
City of Irvine, (Reassessment District No. 85-7A) 0.030%, VRD	7,494,000	7,494,000
Irvine Ranch Water District, Series A, 0.030%, VRD	1,300,000	1,300,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	400,000	400,000
Southern California Public Power Authority, Refunding, Revenue Bonds, Series A-20, 0.030%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-1, 0.020%, VRD	6,645,000	6,645,000
Series A3, 0.020%, VRD	1,000,000	1,000,000

		19,389,000

Colorado—0.4%
City & County of Denver, Refunding, Certificates of Participation, Series A1, 0.030%, VRD	1,500,000	1,500,000

	Face amount	Value
Municipal bonds—(continued)
Colorado—0.4%
Colorado Health Facilities Authority, (Children’s Hospital), Refunding, Revenue Bonds 0.070%, VRD	$2,000,000	$2,000,000

		3,500,000

District of Columbia—1.3%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.060%, VRD	11,000,000	11,000,000

Florida—0.3%
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,800,000	1,800,000
Series C, 0.060%, VRD	400,000	400,000

		2,200,000

Illinois—14.9%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.070%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.080%, VRD	19,700,000	19,700,000
Illinois Finance Authority, (Elmhurst Memorial Healthcare), Revenue Bonds, Series D, 0.070%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.070%, VRD	9,640,000	9,640,000
Illinois Finance Authority, (Hospital Sisters Services), Refunding, Revenue Bonds, Series G, 0.070%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds, Series B, 0.020%, VRD	1,210,000	1,210,000
Series C, 0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre), Revenue Bonds 0.090%, VRD	6,815,000	6,815,000
0.090%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	24,600,000	24,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,734,000	13,734,000

		121,549,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Indiana—7.0%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	$29,520,000	$29,520,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.060%, VRD	27,700,000	27,700,000

		57,220,000

Maryland—0.1%
Maryland Economic Development Corp., (Howard Hughes Medical), Revenue Bonds, Series A, 0.060%, VRD	1,180,000	1,180,000

Massachusetts—1.4%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds 0.010%, VRD	500,000	500,000
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare Systems), Revenue Bonds, Series F3, 0.050%, VRD	5,725,000	5,725,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		11,480,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.020%, VRD	1,700,000	1,700,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA), Revenue Bonds, Series A, 0.030%, VRD	775,000	775,000
Series B, 0.030%, VRD	4,905,000	4,905,000
Series C, 0.030%, VRD	2,630,000	2,630,000
Series D, 0.030%, VRD	550,000	550,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds, Series A, 0.030%, VRD	1,135,000	1,135,000

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$950,000	$950,000
Series B, 0.030%, VRD	1,550,000	1,550,000
Series C, 0.030%, VRD	900,000	900,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	1,400,000	1,400,000
Series F, 0.030%, VRD	4,175,000	4,175,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Mississippi Business Finance Corp., (Chevron USA, Inc.), Revenue Bonds, Series G, 0.030%, VRD	2,795,000	2,795,000
Series H, 0.030%, VRD	1,425,000	1,425,000
Series I, 0.030%, VRD	2,100,000	2,100,000
Series K, 0.030%, VRD	2,155,000	2,155,000
Series L, 0.030%, VRD	400,000	400,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	700,000	700,000

		35,445,000

Missouri—2.3%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health), Revenue Bonds,
Series C-3, 0.060%, VRD	10,000,000	10,000,000
Series C-5, 0.040%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.030%, VRD	3,500,000	3,500,000
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	1,700,000	1,700,000

		18,875,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.040%, VRD	5,750,000	5,750,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Nebraska—(concluded)
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.040%, VRD	$5,305,000	$5,305,000

		11,055,000

New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.060%, VRD	275,000	275,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—18.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.040%, VRD	10,305,000	10,305,000
Subseries L-4, 0.040%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.060%, VRD	2,830,000	2,830,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.050%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	34,430,000	34,430,000
Subseries C-6, 0.080%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.050%, VRD	2,400,000	2,400,000
Series BB-5, 0.030%, VRD	8,700,000	8,700,000
Series DD-2, 0.020%, VRD	2,950,000	2,950,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	34,745,000	34,745,000
New York State Energy Research & Development Authority, (Consolidated Edison), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.040%, VRD	$11,900,000	$11,900,000
Series F, 0.030%, VRD	6,275,000	6,275,000
Subseries B-3, 0.040%, VRD	4,945,000	4,945,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A, 0.060%, VRD	5,000,000	5,000,000

		146,825,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.040%, VRD	500,000	500,000

Ohio—4.8%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds,
Series A-R, 0.060%, VRD	9,800,000	9,800,000
Series B-R, 0.060%, VRD	840,000	840,000
County of Montgomery OH, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	2,150,000	2,150,000
State of Ohio, (Cleveland Clinic Health System), Revenue Bonds,
Series D-1, 0.050%, VRD	3,170,000	3,170,000
Series F, 0.040%, VRD	13,125,000	13,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		38,775,000

Oregon—1.8%
Oregon State Facilities Authority, (PeaceHealth), Refunding, Revenue Bonds, Series A, 0.040%, VRD	14,300,000	14,300,000

Pennsylvania—5.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds, Series C, 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.070%, VRD	9,600,000	9,600,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.090%, VRD	$14,045,000	$14,045,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.060%, VRD	2,600,000	2,600,000

		42,920,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute), Refunding, Revenue Bonds 0.100%, VRD	840,000	840,000

Tennessee—1.6%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.060%, VRD	100,000	100,000
Montgomery County Public Building Authority, Revenue Bonds 0.060%, VRD	3,600,000	3,600,000
0.060%, VRD	9,300,000	9,300,000

		13,000,000

Texas—10.8%
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.070%, VRD	9,785,000	9,785,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.020%, VRD	23,350,000	23,350,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds,
Series A-1, 0.020%, VRD	5,200,000	5,200,000
Series A-2, 0.020%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.070%, VRD	8,115,000	8,115,000
Houston Utility System, Refunding First lien, Revenue Bonds, Series B-4, 0.060%, VRD	3,500,000	3,500,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil Project), Refunding, Revenue Bonds
0.030%, VRD	5,630,000	5,630,000
Series A, 0.030%, VRD	4,400,000	4,400,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	$100,000	$100,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Revenue Bonds 0.030%, VRD	6,850,000	6,850,000
State of Texas, Revenue Notes 4.000%, due 08/26/21	20,000,000	20,236,360

		87,676,360

Utah—2.4%
City of Murray UT, (IHC Health Services, Inc.), Revenue Bonds,
Series C, 0.020%, VRD	19,055,000	19,055,000
Series D, 0.020%, VRD	165,000	165,000

		19,220,000

Virginia—2.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical), Revenue Bonds,
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000

		19,205,000

Washington—1.1%
Port of Tacoma WA Subordinate Lien, Revenue Bonds, Series B, 0.060%, VRD	9,400,000	9,400,000

Wisconsin—2.0%
Public Finance Authority, (WakeMed), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	5,350,000	5,350,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		16,365,000
Total municipal bonds (cost—$734,074,360)		734,074,360

Tax-exempt commercial paper—9.8%
Maryland—0.7%
Montgomery County 0.130%, due 06/01/21	5,500,000	5,500,000

Minnesota—1.2%
Rochester Minnesota Health Care Facilities Revenue 0.120%, due 05/19/21	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—2.5%
Ohio State Higher Education 0.090%, due 06/01/21	$5,000,000	$5,000,000
0.140%, due 06/17/21	10,000,000	10,000,000
0.140%, due 06/17/21	5,000,000	5,000,000

		20,000,000

Texas—5.4%
Lower Colorado River Authority 0.160%, due 06/04/21	17,659,000	17,659,000
University of Texas 0.120%, due 05/17/21	25,000,000	25,000,000
0.120%, due 05/21/21	1,350,000	1,350,000

		44,009,000
Total tax-exempt commercial paper (cost—$79,509,000)		79,509,000
Total investments (cost—$813,583,360 which approximates cost for federal income tax purposes)—99.9%		813,583,360

Other assets in excess of liabilities—0.1%		642,089
Net assets—100.0%		$814,225,449

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$734,074,360	$—	$734,074,360
Tax-exempt commercial paper	—	79,509,000	—	79,509,000
Total	$—	$813,583,360	$—	$813,583,360

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2021 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,286,160,781	$471,749,303	$6,881,582,494	$23,914,692,958	$3,815,131,935	$813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—

Investments, at value
Investments	7,286,737,882	471,771,915	6,881,582,494	23,914,692,958	3,815,131,935	813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—
Cash	939,689	702,852	584,512	18,794,976	764,689	—
Receivable for investments sold	—	—	—	—	—	5,475,100
Receivable for interest	1,198,537	16,497	1,146,466	4,701,713	479,506	585,640
Receivable from affiliate	—	16,826	—	—	—	—
Total assets	8,823,876,108	610,508,090	8,902,313,472	32,964,689,647	4,464,776,130	819,644,100

Liabilities:
Payable for investments purchased	—	—	78,994,624	288,305,380	14,995,017	—
Payable to affiliate	766,979	—	625,992	1,193,304	373,692	31,412
Payable to custodian	—	—	—	—	—	5,387,239
Total liabilities	766,979	—	79,620,616	289,498,684	15,368,709	5,418,651
Net assets, at value	$8,823,109,129	$610,508,090	$8,822,692,856	$32,675,190,963	$4,449,407,421	$814,225,449

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$38,778,654	$575,115	$22,936,144	$57,010,752	$18,758,190	$1,759,465
Expenses:
Investment advisory and administration fees	13,324,595	310,387	11,774,671	30,811,390	6,339,573	1,322,871
Trustees’ fees and expenses	62,381	14,172	54,292	131,596	34,735	17,494
Total expenses	13,386,976	324,559	11,828,963	30,942,986	6,374,308	1,340,365
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(324,559)	(101,870)	(3,072,061)	—	(178,964)
Net expenses	13,386,976	—	11,727,093	27,870,925	6,374,308	1,161,401
Net investment income (loss)	25,391,678	575,115	11,209,051	29,139,827	12,383,882	598,064
Net realized gain (loss)	(1,170)	1,551	256,465	(2)	13,975	—
Net change in unrealized appreciation (depreciation)	(3,287,110)	(24,570)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$22,103,398	$552,096	$11,465,516	$29,139,825	$12,397,857	$598,064

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$25,391,678	$353,385,726
Net realized gain (loss)	(1,170)	112,142
Net change in unrealized appreciation (depreciation)	(3,287,110)	3,093,263
Net increase (decrease) in net assets resulting from operations	22,103,398	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(7,719,748,147)	385,003,117
Net increase (decrease) in net assets	(7,697,644,749)	741,594,248
Net assets:

Beginning of year	16,520,753,878	15,779,159,630
End of year	$8,823,109,129	$16,520,753,878

	ESG Prime Master Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$575,115	$134,921
Net realized gain (loss)	1,551	—
Net change in unrealized appreciation (depreciation)	(24,570)	47,182
Net increase (decrease) in net assets resulting from operations	552,096	182,103
Net increase (decrease) in net assets from beneficial interest transactions	536,344,294	73,429,597
Net increase (decrease) in net assets	536,896,390	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$610,508,090	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,209,051	$240,863,481
Net realized gain (loss)	256,465	481,629
Net increase (decrease) in net assets resulting from operations	11,465,516	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(8,951,448,030)	3,242,842,988
Net increase (decrease) in net assets	(8,939,982,514)	3,484,188,098
Net assets:

Beginning of year	17,762,675,370	14,278,487,272
End of year	$8,822,692,856	$17,762,675,370

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$29,139,827	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	29,139,825	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(2,157,669,635)	17,260,860,340
Net increase (decrease) in net assets	(2,128,529,810)	17,581,030,804
Net assets:

Beginning of year	34,803,720,773	17,222,689,969
End of year	$32,675,190,963	$34,803,720,773

	Prime CNAV Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$12,383,882	$119,652,912
Net realized gain (loss)	13,975	73,339
Net increase (decrease) in net assets resulting from operations	12,397,857	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(3,058,221,326)	2,493,874,372
Net increase (decrease) in net assets	(3,045,823,469)	2,613,600,623
Net assets:

Beginning of year	7,495,230,890	4,881,630,267
End of year	$4,449,407,421	$7,495,230,890

	Tax-Free Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$598,064	$27,659,945
Net increase (decrease) in net assets resulting from operations	598,064	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,759,955,281)	269,819,731
Net increase (decrease) in net assets	(1,759,357,217)	297,479,676
Net assets:

Beginning of year	2,573,582,666	2,276,102,990
End of year	$814,225,449	$2,573,582,666

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[1]	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of year (000’s)	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	—%	0.00%[2]
Net investment income (loss)	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.22%	0.47%
Net assets, end of period (000’s)	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[1]	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of year (000’s)	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[1]	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of year (000’s)	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[1]	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of year (000’s)	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Master Funds’ financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

Master Trust

Notes to financial statements

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30 , 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements

At April 30, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$766,979
ESG Prime Master Fund	(16,826)
Government Master Fund	625,992
Treasury Master Fund	1,193,304
Prime CNAV Master Fund	373,692
Tax-Free Master Fund	31,412

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$101,870
Treasury Master Fund	3,072,061
Tax-Free Master Fund	178,964

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until July 31, 2021. For the period ended April 30, 2021, UBS AM voluntarily waived $324,559 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	47,300,000

Master Trust

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$9,072,253,790	$27,421,906,839
Withdrawals	(16,792,001,937)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(7,719,748,147)	$385,003,117

ESG Prime Master Fund

	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$1,132,688,561	$120,503,658
Withdrawals	(596,344,267)	(47,074,061)
Net increase (decrease) in beneficial interest	$536,344,294	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$47,491,220,565	$46,835,779,003
Withdrawals	(56,442,668,595)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(8,951,448,030)	$3,242,842,988

Treasury Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$54,430,506,105	$57,434,681,322
Withdrawals	(56,588,175,740)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(2,157,669,635)	$17,260,860,340

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$5,114,679,407	$8,693,256,696
Withdrawals	(8,172,900,733)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(3,058,221,326)	$2,493,874,372

Tax-Free Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$402,602,443	$3,125,085,366
Withdrawals	(2,162,557,724)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,759,955,281)	$269,819,731

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$600,450
Gross unrealized depreciation	(23,349)
Net unrealized appreciation	$577,101

ESG Prime Master Fund

Gross unrealized appreciation	$25,360
Gross unrealized depreciation	(2,748)
Net unrealized appreciation	$22,612

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
Government Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

Master Trust

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 2007	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head of municipal fixed income investments from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2007 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (from October 2019 through March 2020 and from April 2021 to present) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021)) (previously he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 2007 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019-6018.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $297,648 and $284,523, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $17,172 and $14,310, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2020 and 2019 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $50,340 and $41,950 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2021, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate fees billed by E&Y of $394,252 and $233,000, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2021	2020
Covered Services	$67,512	$56,260
Non-Covered Services	326,740	176,740

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to registrant.

(j)	Not applicable to registrant.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13.  Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2021

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary

              Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2021